Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage Expenses and Commissions
Brokers' commissions on revenues	$ 4,079	$ 4,524	$ 3,990
Bunkers' consumption and other voyage expenses	5,062	6,474	2,766
Total	$ 9,141	$ 10,998	$ 6,756